Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended	60 Months Ended	69 Months Ended	107 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
Average Annual Return, Percent		3.26%	17.12%			11.39%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		3.39%	17.26%		11.84%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
Average Annual Return, Percent		1.98%	10.75%			10.22%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		2.10%	10.88%		10.51%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
Average Annual Return, Percent		4.11%	10.83%			7.19%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		4.25%	10.98%		6.88%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		4.33%	8.85%	4.91%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	5.50%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		10.76%	11.56%			9.77%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		7.88%	14.59%			9.23%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		10.76%	11.56%		9.84%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		7.88%	14.59%		8.70%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		17.60%	16.47%			15.30%
iShares® Russell 1000 Value ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iShares® Russell 1000 Value ETF
Average Annual Return, Percent		9.25%	13.68%			10.54%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		17.60%	16.47%		15.68%
iShares® Russell 1000 Value ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iShares® Russell 1000 Value ETF
Average Annual Return, Percent		9.25%	13.68%		10.23%
MSCI EAFE® (LOC) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® (LOC) Index
Average Annual Return, Percent		12.92%	12.54%			8.62%
MSCI EAFE® (LOC) Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® (LOC) Value Index
Average Annual Return, Percent		20.28%	17.11%			8.68%
MSCI EAFE® (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® (USD) Index
Average Annual Return, Percent		14.99%	11.15%			8.17%
MSCI EAFE® (USD) Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® (USD) Value Index
Average Annual Return, Percent		22.53%	15.66%			8.16%
MSCI EAFE® (LOC) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® (LOC) Index
Average Annual Return, Percent		12.92%	12.54%		9.02%
MSCI EAFE® (LOC) Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® (LOC) Value Index
Average Annual Return, Percent		20.28%	17.11%		9.08%
MSCI EAFE® (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® (USD) Index
Average Annual Return, Percent		14.99%	11.15%		8.69%
MSCI EAFE® (USD) Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® (USD) Value Index
Average Annual Return, Percent		22.53%	15.66%		8.74%
MSCI EAFE® (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® (USD) Index
Average Annual Return, Percent		14.99%	11.15%	8.24%
MSCI EAFE® (USD) Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® (USD) Value Index
Average Annual Return, Percent		22.53%	15.66%	9.56%
MSCI World (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World® (USD) Index
Average Annual Return, Percent	17.43%
MSCI ACWI (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI® (USD) Index
Average Annual Return, Percent	18.44%